Investment Risks	Dec. 31, 2025
BBH INCOME FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Shares of the Fund are not deposits or obligations of, or guaranteed by, BBH Credit Partners or any other bank, and the shares are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal, state or other governmental agency.